Form N-CSR Cover	6 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025